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                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 2049

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended:  March 31, 2011
                                                -----------------

Check here if Amendment [ ]; Amendment Number:
                                                -------

    This Amendment (Check only one.):    [ ] is a restatement
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MindShare Capital Management, LLC
          ---------------------------------
Address:  7711 Bonhomme Ave., Suite 600
          ---------------------------------
          Saint Louis, MO 63105
          ---------------------------------

13F File Number:  28-12726
                  -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Nicole M. Gilbert
            ------------------------
Title:      Chief Compliance Officer
            ------------------------
Phone:      314-719-3478
            ------------------------

Signature,             Place,            and Date of Signing:

/s/Nicole M. Gilbert   Saint Louis, MO   05/12/2011
--------------------   ---------------   --------------------
    [Signature]         [City, State]       [Date]

Report Type (Check only one.):

[X} 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     none
                                            --------------------------------
Form 13F Information Table Entry Total:                 92
                                            --------------------------------

Form 13F Information Table Value Total:     $        110,706
                                            --------------------------------
                                                     (thousands)
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aastrom Biosciences, Inc.      common           00253u305     1281   512540 SH       Sole                   130093            382447
Active Power, Inc.             common           00504W100     1763   601745 SH       Sole                   174195            427550
Adept Technology, Inc.         common           006854202      187    40710 SH       Sole                    20917             19793
Adolor Corporation             common           00724X102      243   173345 SH       Sole                    90875             82470
Akorn Inc.                     common           009728106     2461   426540 SH       Sole                   132625            293915
Alexco Resource Corporation    common           01535p106     1433   161960 SH       Sole                    41045            120915
Allot Communications, Inc.     common           m0854q105      334    21335 SH       Sole                    11175             10160
Amarin Corporation PLC         common           023111206      425    58210 SH       Sole                    30400             27810
Amerigon, Inc.                 common           03070L300      294    19230 SH       Sole                    10100              9130
Anika Therapeutics Inc.        common           035255108     1191   132965 SH       Sole                    33795             99170
Assisted Living Concepts, Inc. common           04544x300     1769    45190 SH       Sole                    11120             34070
AtriCure Inc.                  common           04963c209     2546   223733 SH       Sole                    68169            155564
CalAmp Corporation             common           128126109      232    69340 SH       Sole                    37270             32070
Callidus Software, Inc.        common           13123e500     1936   281755 SH       Sole                    71450            210305
Cedar Fair LP                  common           150185106     1635    85140 SH       Sole                    21480             63660
Ceradyne Inc.                  common           156710105     2766    61355 SH       Sole                    15585             45770
China Medical Technologies, In common           169483104      213    18300 SH       Sole                     9550              8750
Cogo Group, Inc.               common           192448108      251    31095 SH       Sole                    16220             14875
Columbia Laboratories Inc.     common           197779101     2129   564625 SH       Sole                   163025            401600
Cosi, Inc.                     common           22122p101      232   188655 SH       Sole                    98620             90035
Cost Plus, Inc.                common           221485105     2016   205342 SH       Sole                    51993            153349
Crocs, Inc.                    common           227046109      368    20630 SH       Sole                    10680              9950
Danaos Corporation             common           Y1968P105      683   100728 SH       Sole                    25788             74940
ENGlobal Corporation           common           293306106     1766   389825 SH       Sole                    98925            290900
Emcore Corporation             common           290846104     1528   594675 SH       Sole                   151000            443675
Euroseas LTD                   common           Y23592200      244    50560 SH       Sole                    24310             26250
Exeter Resources Corporation   common           301835104      170    31910 SH       Sole                    16715             15195
Flotek Industries, Inc.        common           343389102     2597   308750 SH       Sole                    78250            230500
Furmanite Corporation          common           361086101     2074   259305 SH       Sole                    65865            193440
GLOBAL PWR EQUIP GROUP INC COM common           37941P306     1461    53130 SH       Sole                    13480             39650
Gentium SpA                    common           37250b104      427    44690 SH       Sole                    22865             21825
Geokinetics Inc.               common           372910307     1928   228203 SH       Sole                    57902            170301
Glimcher Realty Trust          common           379302102      376    40690 SH       Sole                    21090             19600
Glu Mobile Inc.                common           379890106     1708   395433 SH       Sole                   100220            295213
Great Basin Gold Ltd.          common           390124105      310   117420 SH       Sole                    60705             56715
Greenbriar Companies Inc.      common           393657101     2506    88310 SH       Sole                    22360             65950
H&E Equipment Services, Inc.   common           404030108      415    21260 SH       Sole                    11110             10150
HFF, Inc.                      common           40418F108     2113   140525 SH       Sole                    35650            104875
Hardinge Inc.                  common           412324303     1855   135381 SH       Sole                    39082             96299
Haynes International Inc.      common           420877201     2238    40360 SH       Sole                    11620             28740
Heely's Inc.                   common           42279m107     1078   468900 SH       Sole                   118890            350010
ION GEOPHYSICAL CORP COM       common           462044108      450    35450 SH       Sole                    18595             16855
ISHARES TR S+P SMALLCAP 600/BA common           464287887      719     9105 SH       Sole                                       9105
Imris, Inc.                    common           45322n105      342    47120 SH       Sole                    24760             22360
Inuvo Inc.                     common           46122w204      547   190572 SH       Sole                    41395            149177
Keynote Systems, Inc.          common           493308100      286    15435 SH       Sole                     8060              7375
Krispy Kreme Doughnuts, Inc.   common           501014104      332    47225 SH       Sole                    24725             22500
LMI Aerospace, Inc.            common           502079106      302    14930 SH       Sole                     7820              7110
LeCroy Corporation             common           52324w109     1816   135795 SH       Sole                    34500            101295
Limelight Networks, Inc.       common           53261m104      265    37025 SH       Sole                    19385             17640
MATRIX SVC CO COM              common           576853105      344    24735 SH       Sole                    12925             11810
MIPS Technologies, Inc.        common           604567107      194    18455 SH       Sole                     9635              8820
MRV Communications, Inc.       common           553477100     1796  1174160 SH       Sole                   297085            877075
Marchex Inc.                   common           56624r108     1458   185215 SH       Sole                    47075            138140
Market Leader Inc.             common           57056R103      964   385440 SH       Sole                    97855            287585
Mitcham Industries, Inc.       common           606501104     1101    80680 SH       Sole                    20535             60145
Morgans Hotel Group Company    common           61748w108     1888   192690 SH       Sole                    48960            143730
Motorcar Parts of America Inc. common           620071100     2247   160705 SH       Sole                    40730            119975
Northstar Realty Finance Corpo common           66704R100     1830   342090 SH       Sole                    86735            255355
Opnext, Inc.                   common           68375V105     1447   595370 SH       Sole                   176780            418590
PC Connection Inc.             common           69318j100     1596   180166 SH       Sole                    45751            134415
PERCEPTRON INC COM             common           71361F100     1385   218125 SH       Sole                    55390            162735
PRG SCHULTZ INTL INC COM NEW   common           69357C503      262    43205 SH       Sole                    22450             20755
PharmAtene Inc.                common           71714g102     1217   381620 SH       Sole                   110510            271110
Phototronics Inc.              common           719405102     2003   223335 SH       Sole                    56685            166650
Powerwave Technologies Inc.    common           739363109     1472   326455 SH       Sole                    82835            243620
QuikLogic Corporation          common           74837p108      209    42725 SH       Sole                    22260             20465
RSC Holdings, Inc.             common           74972L102      388    26990 SH       Sole                    14155             12835
Radian Group Inc.              common           750236101      186    27370 SH       Sole                    14330             13040
Ramtron International Corporat common           751907304      203    93805 SH       Sole                    51210             42595
Remy International Inc.        common           759663107     1393    77380 SH       Sole                    22980             54400
SXC Health Solutions Corporati common           78505p100      492     8980 SH       Sole                     4550              4430
Shutterfly Inc.                common           82568p304     2206    42135 SH       Sole                    10695             31440
Sinclair Broadcasting Group, I common           829226109     2230   177820 SH       Sole                    44945            132875
TGC Industries, Inc.           common           872417308      394    50730 SH       Sole                    26580             24150
TITAN INTL INC ILL COM         common           88830M102     2920   109730 SH       Sole                    32475             77255
TPC Group, Inc.                common           89236y104      314    10870 SH       Sole                     5680              5190
Team Health Holding, Inc.      common           87817A107      297    17005 SH       Sole                     8890              8115
The Corporate Executive Board  common           21988r102     2172    53790 SH       Sole                    13535             40255
Titan Machinery, Inc.          common           88830r101     1575    62375 SH       Sole                    15890             46485
Triangle Petroleum Corporation common           89600B201     1440   173440 SH       Sole                    44050            129390
Twin Disc Inc.                 common           901476101     1693    52535 SH       Sole                    13320             39215
UTStarcom Inc.                 common           918076100     1740   740410 SH       Sole                   187210            553200
Ultratech Inc.                 common           904034105     2699    91800 SH       Sole                    26595             65205
Vasco Data Security Internatio common           92230Y104     1845   134370 SH       Sole                    34165            100205
Vista Gold Corporation         common           927926303     1849   462235 SH       Sole                   117135            345100
Voyager Oil & Gas Inc.         common           92911k100     1264   287265 SH       Sole                    72880            214385
Wabash National Corporation    common           929566107      331    28605 SH       Sole                    14935             13670
Western Refining Inc.          common           959319104     1488    87815 SH       Sole                    22255             65560
eMagin Corporation             common           29076N206     1358   189865 SH       Sole                    48450            141415
inContact, Inc.                common           45336e109      308    93740 SH       Sole                    49535             44205
interCLICK Inc. NEW            common           458483203     2262   320905 SH       Sole                    96712            224193
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